Summary of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments - cost method investment, carrying amounts		$ 700,000
Investments - equity method, carrying value	5,223,000	7,615,000
Goodwill impairment	12,489,000	5,097,000	2,255,000
Intangible assets, total impairment losses	15,000	2,583,000	1,330,000
Intangible assets, carrying amounts	3,464,000
Capitalized software development cost
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets, total impairment losses	15,000	40,000
Favorable lease right
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets, total impairment losses		2,543,000
Intangible assets, carrying amounts		2,500,000
Investment written down
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments - cost method investment, carrying amounts		1,400,000
Investments - cost method, fair value		700,000
Investments - cost method, total impairment losses		679,000
Investments - equity method, carrying value		15,100,000
Investments - equity method, fair value		2,500,000
Investments - equity method, total impairment losses		12,648,000
Prepaid Licensing and Royalty Fees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty, total impairment losses	702,000	619,000
Fun Town
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Goodwill	16,934,000
Goodwill impairment	12,489,000
One Net Company Limited
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Goodwill		0
Goodwill impairment		$ 1,000,000